Financial instruments with off-balance sheet credit risk (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	$ 386,118	$ 480,423
Argentina [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	0	295
Bolivia [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	0	80
Brazil [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	19,698	22,567
Chile [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	27,802	0
Colombia [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	53,874	38,545
Costa Rica [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	0	897
Dominican Republic [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	14,806	108
Ecuador [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	86,436	153,072
El Salvador [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	25	25
Guatemala [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	37,988	43,548
Honduras [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	412	412
Jamaica [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	415	338
Mexico [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	64,324	20,969
Netherlands [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	0	17,833
Panama [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	20,675	96,943
Paraguay [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	418	2
Peru [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	16,225	41,063
Switzerland [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	1,000	1,000
United Kingdom [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	0	70
Uruguay [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	40,946	40,946
Venezuela [Member]
Off-balance Sheet Risks [Line Items]
Financial Instruments With Off-Balance Sheet Credit Risk	$ 1,074	$ 1,710